Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Share Options and Weighted Average Exercise Prices

13. Share-based payments (continued)

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2018	4,711,502	1.29
Granted	253,500	17.01
Forfeited	(143,438)	12.74
Exercised[1]	(415,312)	0.50
Outstanding at December 31, 2018	4,406,252	1.90
Granted	1,202,150	10.82
Forfeited	(48,625)	10.42
Lapsed	(8,750)	3.90
Exercised[2]	(252,187)	0.50
Outstanding at December 31, 2019	5,298,840	3.91
Granted	2,665,639	4.03
Forfeited	(192,750)	10.89
Lapsed	(14,438)	7.42
Exercised[3]	(32,500)	0.45
Outstanding at December 31, 2020[4]	7,724,791	3.78
Vested and exercisable at December 31, 2020	4,176,281	2.07
Vested and exercisable at December 31, 2019	3,811,736	1.15
Vested and exercisable at December 31, 2018	3,847,305	0.68

1. The weighted average share price at the date of exercise of these options was £18.23
2. The weighted average share price at the date of exercise of these options was £7.65
3. The weighted average share price at the date of exercise of these options was £4.63
4. The exercise price of outstanding share options ranges from £0.04 to £18.05

Summary of Principal Assumptions Used for Valuation of Share Options

The following principal assumptions were used in the valuation for the 2018 share options.

	Options granted on
	Apr 11, 2018	Apr 11, 2018	May 8, 2018	Aug 14, 2018
Vesting dates	Apr 11, 2019	Apr 11, 2018	May 8, 2019	Aug 14, 2019
	Apr 11, 2020		May 8, 2020	Aug 14, 2020
	Apr 11, 2021		May 8, 2021	Aug 14, 2021
	Apr 11, 2022		May 8, 2022	Aug 14, 2022
Volatility	64.48%	60.06%	65.80%	68.14%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	1.04%	0.83%	1.02%	0.93%
Fair value of option at grant date	£8.97	£17.35	£8.63	£9.65
Fair value of share at grant date	£17.51	£17.51	£16.57	£18.05
Exercise price at date of grant	£17.51	£0.16	£16.57	£18.05
Lapse date	Apr 11, 2028	Apr 11, 2028	May 8, 2028	Aug 14, 2028
Expected option life (years)	4.50	2.00	4.50	4.50
Number of options granted	71,500	7,500	62,000	112,500

The following principal assumptions were used in the valuation for 2019 share options.

	Options granted on
	Mar 13, 2019	May 15, 2019	Sept 11, 2019
Vesting dates	Mar 13, 2020	May 15, 2020	Sept 11, 2020
	Mar 13, 2021	May 15, 2021	Sept 11, 2021
	Mar 13, 2022	May 15, 2022	Sept 11, 2022
	Mar 13, 2023	May 15, 2023	Sept 11, 2023
Volatility	69.05%	69.08%	70.14%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.85%	0.77%	0.44%
Fair value of option at grant date	£5.46	£6.07	£4.22
Fair value of share at grant date	£10.13	£11.26	£7.79
Exercise price at date of grant	£10.13	£11.26	£7.79
Lapse date	Mar 13, 2029	May 15, 2029	Sept 11, 2029
Expected option life (years)	4.50	4.50	4.50
Number of options granted	120,750	967,400	114,000

The following principal assumptions were used in the valuation for 2020 share options.

	Options granted on
	June 10, 2020	Sept 9, 2020	Sept 9, 2020	Dec 9, 2020
Vesting dates	June 10, 2021	Sept 9, 2021	Sept 9, 2021	Dec 9, 2021
	June 10, 2022	Sept 9, 2022	Sept 9, 2022	Dec 9, 2022
	June 10, 2023	Sept 9, 2023	Sept 9, 2023	Dec 9, 2023
	June 10, 2024	Sept 9, 2024	Sept 9, 2024	Dec 9, 2024
Volatility	76.59%	82.98%	87.21%	81.26%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.003%	(0.08)%	(0.08)%	(0.03)%
Fair value of option at grant date	£2.76	£4.24	£4.24	£2.10
Fair value of share at grant date	£4.78	£4.28	£4.28	£3.48
Exercise price at date of grant	£4.78	£0.04	£0.04	£3.48
Lapse date	June 10, 2030	Sept 9, 2030	-	Dec 9, 2030
Expected option life (years)	4.50	3.50	2.50	4.50
Number of options granted	2,186,780	290,356	108,503	80,000